Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	$ 41,079	$ 28,688
Loans held for sale	42,881	3,298
US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	36,981	28,521
Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	101	167
Fair Value, Measurements, Recurring [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale	42,881
Rate lock commitments	342
Fair Value, Measurements, Recurring [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	36,981
Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	3,997
Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	101
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale	0
Rate lock commitments	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale	42,881
Rate lock commitments	342
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	36,981	28,521
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	3,997
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	101	167
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Loans held for sale	0
Rate lock commitments	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US Federal Agencies [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Investment securities	$ 0	$ 0